Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 23,932,900	$ 762,923	$ 22,695,909	$ 21,356,228
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	20,784,732		18,079,388	17,287,574
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,227,096		1,352,192	1,176,163
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,430,399		1,683,358	1,729,908
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	0		981,329	676,088
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 490,673		$ 599,642	$ 486,495